Loans from Third Parties	12 Months Ended
Dec. 31, 2018
Loans from Third Parties \ Related Party Transactions and Balances [Abstract]
LOANS FROM THIRD PARTIES
17.	LOANS FROM THIRD PARTIES

Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Urumqi Changhe Financing Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	$2,179,539	$-
Urumuqi National Economic Financing and Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	1,132,663	-
			$3,312,202	-

During the year ended December 31, 2018, Changhe and Urumuqi National Economic repaid on behalf of the Company the bank loans of US$2,179,539 and US$1,132,663 due to Shanghai Pudong Development Bank (“SPDB”). Accordingly the Company settled the bank loans due to SPDB and recorded a loan due to Changhe and Urumuqi National Economic, respectively. The loan was charged of interest expenses at an interest rate of 7% per annum and was repaid on demand. For the year ended December 31, 2018, the interest expenses charged on the loan due to Changhe and Urumuqi National Economic was US$238,040 and US$124,805, respectively.